                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

W. Wayne Miao
Assistant Vice President &
Assistant Counsel

April 28, 2005

VIA EDGAR

Vincent DiStefano, Esq.
U.S. Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia  22312

            Re:   Bond Fund Series on behalf of Oppenheimer Convertible
                  Securities Fund
                  File Nos. 33-3076 and 811-4576

Dear Mr. DiStefano:

      An  electronic   ("EDGAR")   filing  is  hereby  made  pursuant  to  the
Securities  Act of 1933,  as amended  (the  "1933  Act"),  and the  Investment
Company  Act of 1940,  as  amended  (the "1940  Act"),  on behalf of Bond Fund
Series  for  its  series,   Oppenheimer   Convertible   Securities  Fund  (the
"Registrant").  The filing  includes  Post-Effective  Amendment  No. 29 to the
Registrant's  1933 Act  Registration  Statement on Form N-1A and Amendment No.
31 to its 1940 Act  Registration  Statement.  This  filing  is  marked to show changes  since the Fund's  last  Post-Effective  Amendment,  filed  under Rule
485(a) under the 1933 Act on February 25, 2005.

      This filing is being made  pursuant  to Rule  485(b)  under the 1933 Act and is proposed to become  effective  on  April 29,  2005 as  indicated on the cover sheet,  under the  provisions of that Rule.  This filing  contains:  (i)
audited   financial   statements  of  the  Fund  for  the  fiscal  year  ended
December 31,  2004,  together with copies of a signed  independent  registered public accounting firm's consent,  (ii) non-material  changes permitted by the
Rule, (iii) responses to your comments on the Registrant's  485(a) filing, and
(iv) the representation of counsel required by Rule 485(b)(4).

      If there are any questions regarding this filing, please contact the undersigned.

                                          Sincerely,

                                          /s/ W. Wayne Miao
                                          ---------------------------
                                          W. Wayne Miao
                                          Assistant Vice President &
                                          Assistant Counsel
                                          212.323.5039

Attachments

cc:  Mayer, Brown, Rowe & Maw
     KPMG LLP
     Gloria LaFond

                          OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                        New York, New York 10281-1008

April 28, 2005

Via Electronic Transmission
Vincent DiStefano, Esq.
U.S. Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:  Oppenheimer Convertible Securities Fund
     of the Bond Fund Series
     File Nos. 33-3076 and 811-4576

Dear Mr. DiStefano:

      We have reviewed your comments on the registration statement on Form
N-1A (the "Registration Statement") for the Oppenheimer Convertible
Securities Fund (the "Fund") of the Bond Fund Series, filed with the
Commission on February 25, 2005. For your convenience, we have included each of your comments in italics, followed by our response. The captions used below correspond to the captions the Fund uses in the Registration Statement, and defined terms have the meanings defined therein.

Prospectus

Main Risks of Investing in the Fund

1. Include the risks of mid-cap issuers in the credit risk disclosure of the
   "Main Risks" section of the Prospectus.

      We have revised the disclosure in this section as follows, to include mid-cap risk disclosure:

Special Risks of Small- and Mid-Cap Issuers. While the Fund can buy
      convertible securities of companies of small, medium or large market capitalizations, to the extent the Fund invests in small-capitalization or medium-capitalization companies, they may offer greater potential for high total return than securities of larger issuers. However, small-cap and mid-cap issuers may have less of a trading market for their securities and may be subject to greater risks of default than securities of larger issuers. These factors increase the potential for losses to the Fund.

Fee Table

2. Please confirm supplementally that it is not anticipated that a 12b-1 distribution and/or service fee will be charged on the Class M shares for the coming year.

      The Fund is not currently charging an asset-based sales charge on Class
      M shares, and has no current plans to do so. However, it will still continue to charge a 0.25% service fee on Class M shares.

Statement of Additional Information

Disclosure of Portfolio Holdings

3. Please separate the descriptions of public and non-public disclosure of portfolio holdings and explain supplementally why disclosure of less than entire portfolio holdings to consultants for retirement plans may be made without obtaining a confidentiality agreement and an agreement not to trade on the basis of the disclosed information.

      We have revised the information regarding the disclosure of portfolio holdings to clarify the Fund's policies and procedures. The disclosure of portfolio holdings to consultants for retirement plans requires a confidentiality agreement. That is reflected in the revised disclosure.

Tandy Comment

4.  We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require. Since the fund and its management are in possession of all facts relating to the fund's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

   In connection with responding to our comments, please provide, in writing, a statement from the company acknowledging that:  the fund is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States

   We acknowledge that: the fund is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Fund will file a pre-effective amendment under Rule 485(b) reflecting these changes, but does not expect to request acceleration of the effective date of this amendment to the Registration Statement. Please direct any questions you may have regarding the filings or this letter to the undersigned at 212-323-5089.

                                          Sincerely,

                                          /s/ Nancy S. Vann
                                          -----------------
                                          Nancy S. Vann
                                          Vice President and Assistant Counsel
Encl.
cc:  Board III Board of Trustees
     Edward Everett
     Randy Legg, Esq.
     Ronald M. Feiman, Esq.
     Phillip Gillespie, Esq.
     Gloria LaFond
     Brian Levitt
     Jerry Mandzij
     Brian Petersen
     Brian Wixted
     Robert Zack, Esq.